BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts		$ 116,417	$ 51,706	$ 0
Inventory		263,128	326,239	$ 0
Production purchase		1,000	$ 1,000
Write off receivables	$ 0	$ 23,826
Convertible Class B Preferred Stock [Member]
Reverse Stock-split description			1 for 75 reverse stock splits of our common stock. At the effective time of the reverse stock split, every 75 shares of issued and outstanding common stock were converted into one (1) share of issued and outstanding common sto